Schedule of movement of convertible notes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Conversion		$ (1,713,587)	$ (2,963,218)
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
December 31, 2024 balance	$ 29,073
Issuance of the convertible note	1,000,000
Conversion	(1,022,329)
Exchange rate difference	(1,775)
December 31, 2025 balance	4,969	29,073
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
December 31, 2024 balance	46,377
Issuance of the convertible note
Conversion
December 31, 2025 balance	$ 46,377	$ 46,377